Loans and Advances to Customers - Schedule of Laons and Advances to Customers (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Loans And Advances To Customers [Abstract]
Percentage of loans acquired from financial institution	1.00%	1.00%
Loans acquired from financial institution	¥ 175,950	¥ 187,471